Earnings per shares (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of basic and diluted earnings per share

Earnings figures are calculated as follows:

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Profit/(loss) and total comprehensive income/(loss) for the year attributable to the owners of the Company	4,235,545	32,900,444	(37,446,111)	33,409,353

Weighted average number of ordinary shares for the purpose of calculating the basic earnings per share and dilutive earning per share	12,845,765	12,845,765	10,000	10,000